Schedule of Derivative Liabilities and Changes in Fair Value of Derivative Liabilities (Details) - USD ($)			3 Months Ended		12 Months Ended
	Mar. 12, 2026	May 25, 2023	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Balance as of beginning of period			$ 8,893,600	$ 9,007,907	$ 9,007,907	$ 1,094,316
Change in fair value of derivative liability			390,405	$ (3,538,440)	(8,934,632)	6,113,485
Loss from extinguished liability					7,711,508	2,895,140
Modification of warrants		$ 217,255	217,255
Initial recognition of new preferred share conversion feature	$ 910,517		910,517
Initial recognition of new warrants			1,103,118		1,108,817	1,230,226
Balance as of end of the period	$ 910,517		11,514,895		8,893,600	9,007,907	$ 1,094,316
Less: Derivative liabilities, short term
Derivative liabilities, long term			$ 11,514,895		8,893,600	9,007,907	$ 1,094,316
Conversion to common stock and warrants						(3,149,687)
Initial recognition of debenture warrants						$ 824,427